                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-58234



                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

--------------------------------------------------------------------------------

                            VARIABLE SEPARATE ACCOUNT

                                SUPPLEMENT TO THE
                      POLARIS PLATINUM II VARIABLE ANNUITY
                          PROSPECTUS DATED MAY 1, 2006

--------------------------------------------------------------------------------

On or about August 28, 2006, the following Variable Portfolios will be available for investment:

STOCKS:
    MANAGED BY FEDERATED INVESTMENT COUNSELING
    -       Telecom Utility                                                 SAST



Dated:  August 28, 2006

                Please keep this Supplement with your Prospectus.



                                   Page 1 of 1